Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

ClearShares Piton Intermediate Fixed Income ETF
(the “Fund”)

May 6, 2021

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
dated September 29, 2020, as previously supplemented

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT A CHANGE TO THE FUND’S TICKER SYMBOL EFFECTIVE MAY 11, 2021, AS DESCRIBED BELOW.

Effective May 11, 2021, the Fund’s ticker symbol will change from “BTC” back to “PIFI”, the Fund’s ticker symbol prior to April 16, 2021, as indicated below:

Current Ticker Symbol (through May 10, 2021)		New Ticker Symbol (effective May 11, 2021)
BTC	⇒	PIFI

Please retain this supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.